Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing of Financial Assets
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2017
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - FNMA	$-	$16,049	$-	$16,049
Total investment securities available-for-sale	$-	$16,049	$-	$16,049
Trading account securities:
Mortgage-backed securities - GNMA	$-	$376,186	$-	$376,186
Mortgage-backed securities - FNMA	-	69,798	-	69,798
Total trading account securities	$-	$445,984	$-	$445,984
Mortgage servicing rights	$-	$-	$6,898	$6,898
Total	$-	$462,033	$6,898	$468,931

	Proceeds obtained during the year ended December 31, 2016
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	$-	$41,466	$-	$41,466
Mortgage-backed securities - FNMA	-	18,605	-	18,605
Total investment securities available-for-sale	$-	$60,071	-	$60,071
Trading account securities:
Mortgage-backed securities - GNMA	$-	$571,602	$-	$571,602
Mortgage-backed securities - FNMA	-	143,939	-	143,939
Total trading account securities	$-	$715,541	$-	$715,541
Mortgage servicing rights	$-	$-	$9,889	$9,889
Total	$-	$775,612	$9,889	$785,501

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	December 31, 2017	December 31, 2016
Fair value at beginning of period	$196,889	$211,405
Additions	7,661	10,835
Changes due to payments on loans[1]	(15,308)	(17,482)
Reduction due to loan repurchases	(2,225)	(3,109)
Changes in fair value due to changes in valuation model inputs or assumptions	(18,986)	(4,745)
Other disposals	-	(15)
Fair value at end of period	$168,031	$196,889
[1] Represents the change due to collection / realization of expected cash flow over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2017	December 31, 2016
Prepayment speed	4.5%	5.2%
Weighted average life (in years)	10.8	10.2
Discount rate (annual rate)	11.0%	11.0%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
	Originated MSRs		Purchased MSRs
	December 31,	December 31,	December 31,	December 31,
(In thousands)	2017	2016	2017	2016
Fair value of servicing rights	$73,951	$88,056	$94,080	$108,833
Weighted average life (in years)	7.3	7.8	6.5	6.9
Weighted average prepayment speed (annual rate)	5.1%	4.6%	5.7%	4.8%
Impact on fair value of 10% adverse change	$(1,503)	$(1,668)	$(2,070)	$(2,051)
Impact on fair value of 20% adverse change	$(2,976)	$(3,590)	$(3,999)	$(4,400)
Weighted average discount rate (annual rate)	11.5%	11.5%	11.0%	11.0%
Impact on fair value of 10% adverse change	$(3,091)	$(3,851)	$(3,785)	$(4,369)
Impact on fair value of 20% adverse change	$(5,971)	$(7,699)	$(7,235)	$(8,778)

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2017
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$11,488,861	$305,281	$56,552
Construction	880,029	170	(2,630)
Legacy	32,980	3,456	(1,730)
Lease financing	809,990	4,464	6,770
Mortgage	8,891,107	2,193,772	76,235
Consumer	3,810,527	101,666	105,655
Covered loans	517,274	65,606	2,848
Less:
Loans securitized / sold	1,488,305	497,304	1,051
Loans held-for-sale	132,395	872	-
Loans held-in-portfolio	$24,810,068	$2,176,239	$242,649

2016
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,798,507	$314,339	$13,073
Construction	776,300	1,668	(2,935)
Legacy	45,293	3,683	(1,913)
Lease financing	702,893	4,418	3,888
Mortgage	8,448,883	1,074,252	68,530
Consumer	3,754,393	104,895	85,398
Covered loans	572,878	84,079	2,716
Less:
Loans securitized / sold	1,663,701	119,458	2,281
Loans held-for-sale	88,821	-	(5,445)
Loans held-in-portfolio	$23,346,625	$1,467,876	$171,921